SEGMENT DISCLOSURES	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Segment Reporting [Abstract]
SEGMENT DISCLOSURES

10. SEGMENT DISCLOSURES:

The Company considers its business to comprise a single operating segment being the exploration of its resource property. Substantially all of the Company’s long-term assets and operations are located in Latah County, Idaho.

11. SEGMENT DISCLOSURES:

The Company considers its business to comprise a single operating segment being the exploration of its resource property. Substantially all of the Company’s long-term assets and operations are located in Latah County, Idaho.